Trade receivables - Schedule of Allowance for Credit Losses (Details) - Trade receivables - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Individual loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	SFr 1,750	SFr 547
Addition	1,492	1,405
Usage	(23)	(6)
Release	(1,263)	(59)
Exchange differences	42	(137)
Ending balance	1,998	1,750
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	58	194
Change	502	(129)
Exchange differences	(5)	(7)
Ending balance	SFr 555	SFr 58